Employee Benefits - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Postemployment Benefits [Abstract]
Employee benefit expenses	¥ 26,426	¥ 10,049	¥ 14,152